Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2010 Fund	May 30, 2024
Fidelity Advisor Freedom 2010 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.94%
Past 5 years	3.48%
Past 10 years	3.47%
Fidelity Advisor Freedom 2010 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.01%
Past 5 years	1.73%
Past 10 years	1.72%
Fidelity Advisor Freedom 2010 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.83%
Past 5 years	2.33%
Past 10 years	2.28%
Fidelity Advisor Freedom 2010 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	7.46%
Past 5 years	3.94%
Past 10 years	3.46%
Fidelity Advisor Freedom 2010 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	5.18%
Past 5 years	3.71%
Past 10 years	3.46%
Fidelity Advisor Freedom 2010 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.56%
Past 5 years	4.97%
Past 10 years	4.35%
Fidelity Advisor Freedom 2010 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	9.51%
Past 5 years	5.03%
Since Inception	3.88%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0201
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Past 10 years	4.48%

[1]	A From October 2, 2018 .